Other employee benefits (Schedule of detailed information about other employee benefits plan) (Details) - Other employee benefits [Member] - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other Employee Benefits [Line Items]
Other employee benefits liability - current	$ 3.5	$ 3.8
Other employee benefits liability - non-current	80.3	101.9
Net liability	$ 83.8	$ 105.7